Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Stable coins fair value	¥ 3,496,550		$ 500,000
Salvage value rate	5.00%		5.00%
Impairment loss for the long-lived assets
Deferred revenue	958,787		$ 137,105	¥ 1,687,317
Revenue recognized from deferred revenue	¥ 969,615	1,612,445
Segment CODM, description	Based on the criteria established by ASC 280, the Group’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making Operating decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segments	1
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1		1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	6.9931		6.9931
Packaged Tour Service [Member]
Summary of Significant Accounting Policies [Line Items]
Refund amount	¥ 1,950	2,310
Packaged Tour Service [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	30.00%
Packaged Tour Service [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	50.00%
Customized Chartered Bus Service [Member]
Summary of Significant Accounting Policies [Line Items]
Refund amount
Customized Chartered Bus Service [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	70.00%
Customized Chartered Bus Service [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total payment before services	100.00%